Equity and Share-Based Compensation - Summary of Unit Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018	Jan. 28, 2017
Service Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit Options, Granted or modified	1,417,961
Weighted Average Exercise Price, Exercisable as of February 1, 2020	$ 16.87
New Academy Holding Company, LLC | Service Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Outstanding balance		$ 28,855	$ 33,157	$ 18,415	$ 30,857
Aggregate Intrinsic Value, Exercisable as of February 1, 2020		$ 26,584
Unit Options, Outstanding balance	18,239,471	15,610,279	14,340,902	12,049,440
Unit Options, Granted or modified		4,365,143	9,654,571	4,126,204
Unit Options, Canceled or modified		(601,974)	(5,898,381)	(533,211)
Unit Options, Forfeited		(1,133,977)	(2,486,813)	(1,301,531)
Unit Options, Outstanding balance		18,239,471	15,610,279	14,340,902	12,049,440
Weighted Average Exercise Price, Outstanding balance	$ 4.05	$ 3.82	$ 4.02	$ 3.66
Unit Options, Exercisable as of February 1, 2020		11,225,459
Weighted Average Exercise Price, Granted or modified		$ 5.27	5.29	5.92
Weighted Average Exercise Price, Canceled or modified		4.60	5.99	5.83
Weighted Average Exercise Price, Forfeited		5.23	5.52	6.00
Weighted Average Exercise Price, Outstanding balance		4.05	$ 3.82	$ 4.02	$ 3.66
Weighted Average Exercise Price, Exercisable as of February 1, 2020		$ 3.29
Weighted Average Remaining Contractual Life (in years), Outstanding balance		5 years 6 months	5 years 8 months 12 days	6 years	6 years 2 months 12 days
Weighted Average Remaining Contractual Life (in years), Exercisable as of February 1, 2020		3 years 7 months 6 days
New Academy Holding Company, LLC | Performance Unit Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Outstanding balance		$ 26,838	$ 29,960	$ 18,658	$ 31,031
Aggregate Intrinsic Value, Exercisable as of February 1, 2020		$ 26,061
Unit Options, Outstanding balance	10,227,576	9,684,688	9,902,357	9,959,420
Unit Options, Granted or modified		1,335,436	3,272,337	1,232,128
Unit Options, Canceled or modified		(228,718)	(2,258,138)	(436,759)
Unit Options, Forfeited		(563,830)	(1,231,868)	(852,432)
Unit Options, Outstanding balance		10,227,576	9,684,688	9,902,357	9,959,420
Weighted Average Exercise Price, Outstanding balance	$ 3.02	$ 2.86	$ 3.09	$ 3.14
Unit Options, Exercisable as of February 1, 2020		7,760,964
Weighted Average Exercise Price, Granted or modified		$ 5.27	5.29	5.95
Weighted Average Exercise Price, Canceled or modified		3.90	5.86	5.71
Weighted Average Exercise Price, Forfeited		5.27	5.59	6.48
Weighted Average Exercise Price, Outstanding balance		3.02	$ 2.86	$ 3.09	$ 3.14
Weighted Average Exercise Price, Exercisable as of February 1, 2020		$ 2.31
Weighted Average Remaining Contractual Life (in years), Outstanding balance		3 years 7 months 6 days	4 years 1 month 6 days	4 years 9 months 18 days	5 years 6 months
Weighted Average Remaining Contractual Life (in years), Exercisable as of February 1, 2020		2 years